Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
(In thousands of Euros)	Level	Measurement	March 31, 2024	September 30, 2023
Derivative assets			34,480	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	33,496	28,795
Derivative assets designated as hedging instruments	2	FVtOCI	984	2,913
Derivative liabilities	2	FVtPL	3,519	6,925

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(In thousands of Euros)	Level	Nominal value	Carrying value	Fair value
March 31, 2024
Term Loan (EUR)	2	375,000	369,647	383,098
Term Loan (USD)	2	304,930	303,032	313,469
Vendor Loan	2	199,560	207,588	161,945
Senior Notes	2	428,500	447,596	435,012

September 30, 2023
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682